Acquisitions / Business Combinations (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2013
Heritage Makers [Member]
Cash	$ 478
Maximum consideration paid	700,000
Fair value of intangible assets acquired	2,100,000
Legal and valuation fee expense	46,000
Revenue from acquired entity	456,000
Livinity [Member]
Fair value of intangible assets acquired	641,000
Reduction in contingent acquisition debt	273,000
Increase in contingent acquisition debt	370,000
True2Life [Member]
Fair value of intangible assets acquired	227,000
Increase in contingent acquisition debt	656,000
R Garden [Member]
Loss on disposition of assets	54,000
Biometics [Member]
Assumed liabilities	200,000
Cash	1,400,000
Maximum consideration paid	1,000,000
GoFoods [Member]
Maximum consideration paid	$ 650,000